Subsequent Events Subsequent Events (Details) - USD ($) $ in Thousands	Feb. 29, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 27, 2014
Long-term Debt		$ 460,442	$ 33,550
Debt Instrument, Unused Borrowing Capacity, Amount			357,091
$411.3 Million Credit Facility
Long-term Debt		83,261
Secured Debt | $39.6 Million Credit facility
Long-term Debt		30,754	33,550	$ 19,800
Debt Instrument, Unused Borrowing Capacity, Amount			0
Secured Debt | $330 Million Credit Facility
Long-term Debt		173,950	0
Debt Instrument, Unused Borrowing Capacity, Amount			135,000
Secured Debt | $409 Million Credit Facility
Long-term Debt		94,473	0
Debt Instrument, Unused Borrowing Capacity, Amount			162,141
Secured Debt | $42 Million Credit Facility
Long-term Debt		36,588	0
Debt Instrument, Unused Borrowing Capacity, Amount			0
Secured Debt | $67.5 Million Facility
Long-term Debt		29,666	0
Debt Instrument, Unused Borrowing Capacity, Amount			32,700
Secured Debt | $411.3 Million Credit Facility
Long-term Debt		83,261	0
Debt Instrument, Unused Borrowing Capacity, Amount			0
Secured Debt | $12.5 Million Credit Facility
Long-term Debt		11,750	0
Debt Instrument, Unused Borrowing Capacity, Amount			0
Secured Debt | $27.3 Million Credit Facility
Long-term Debt		$ 0
Debt Instrument, Unused Borrowing Capacity, Amount			$ 27,250
Subsequent Event
Long-term Debt	$ 458,534
Subsequent Event | Secured Debt
Debt Instrument, Unused Borrowing Capacity, Amount	237,150
Subsequent Event | Secured Debt | $39.6 Million Credit facility
Long-term Debt	22,537
Debt Instrument, Unused Borrowing Capacity, Amount	0
Subsequent Event | Secured Debt | $330 Million Credit Facility
Long-term Debt	201,025
Debt Instrument, Unused Borrowing Capacity, Amount	105,000
Subsequent Event | Secured Debt | $409 Million Credit Facility
Long-term Debt	114,375
Debt Instrument, Unused Borrowing Capacity, Amount	115,800
Subsequent Event | Secured Debt | $42 Million Credit Facility
Long-term Debt	44,290
Debt Instrument, Unused Borrowing Capacity, Amount	0
Subsequent Event | Secured Debt | $67.5 Million Facility
Long-term Debt	41,307
Debt Instrument, Unused Borrowing Capacity, Amount	16,350
Subsequent Event | Secured Debt | $411.3 Million Credit Facility
Long-term Debt	0
Debt Instrument, Unused Borrowing Capacity, Amount	0
Subsequent Event | Secured Debt | $12.5 Million Credit Facility
Long-term Debt	11,750
Debt Instrument, Unused Borrowing Capacity, Amount	0
Subsequent Event | Secured Debt | $27.3 Million Credit Facility
Long-term Debt	23,250
Debt Instrument, Unused Borrowing Capacity, Amount	$ 0